Exhibit 99.2 Schedule 3

Loan Level Tape Compare Upload

Loans in Report              8

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments
6060017	XXXXXX	Debt to Income Ratio (Back)	53.3	40.2809	Income calculated higher. Tape Value source unknown.

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